Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Schedule of cash and cash equivalents
	December 31,
	2017	2016

Cash and bank deposits	160.4	156.9
Cash equivalents
Bank Deposit Certificate - CDB	290.8	392.3
Investments funds	311.1	—

	762.3	549.2